Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2020

DGF-QTLY-0620
1.800335.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.8%
Media - 7.8%
Comcast Corp. Class A	4,879,992	$183,634
Discovery Communications, Inc. Class A (a)(b)	1,201,000	26,926
Interpublic Group of Companies, Inc.	5,128,400	87,080
Liberty Media Corp. Liberty SiriusXM Series A (a)	740,300	24,956
Omnicom Group, Inc.	1,565,300	89,269
ViacomCBS, Inc. Class B	2,300,000	39,698
		451,563
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.0%
BorgWarner, Inc. (b)	2,168,100	61,943
Lear Corp.	546,600	53,375
		115,318
Automobiles - 1.7%
General Motors Co.	3,688,400	82,214
Harley-Davidson, Inc. (b)	746,300	16,292
		98,506
Distributors - 0.9%
LKQ Corp. (a)	1,891,600	49,465
Diversified Consumer Services - 1.1%
H&R Block, Inc.	3,762,200	62,641
Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc. Class A	262,000	23,826
Household Durables - 2.2%
Lennar Corp. Class A	649,600	32,525
Whirlpool Corp.	862,500	96,376
		128,901
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.	202,800	14,395
Specialty Retail - 0.2%
Gap, Inc. (b)	1,330,700	10,805
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc. (b)	891,000	8,857
PVH Corp.	1,289,601	63,487
Tapestry, Inc.	4,583,000	68,195
		140,539

TOTAL CONSUMER DISCRETIONARY		644,396

CONSUMER STAPLES - 5.5%
Household Products - 1.4%
Energizer Holdings, Inc.	875,100	34,094
Spectrum Brands Holdings, Inc.	1,033,075	44,484
		78,578
Tobacco - 4.1%
Altria Group, Inc.	6,053,414	237,596

TOTAL CONSUMER STAPLES		316,174

ENERGY - 10.2%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,914,500	20,102
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	646,300	59,460
Equinor ASA sponsored ADR	4,936,100	67,032
Exxon Mobil Corp.	6,635,897	308,366
Phillips 66 Co.	1,221,400	89,370
Valero Energy Corp.	696,100	44,098
		568,326

TOTAL ENERGY		588,428

FINANCIALS - 24.4%
Banks - 17.9%
Bank of America Corp.	9,920,617	238,591
Citigroup, Inc.	735,200	35,701
Comerica, Inc.	532,700	18,570
Fifth Third Bancorp	2,842,000	53,117
JPMorgan Chase & Co.	2,057,235	197,001
M&T Bank Corp.	698,000	78,232
PNC Financial Services Group, Inc.	897,000	95,683
U.S. Bancorp	2,685,400	98,017
Wells Fargo & Co.	7,485,493	217,454
		1,032,366
Capital Markets - 0.7%
Raymond James Financial, Inc.	635,900	41,919
Consumer Finance - 2.6%
American Express Co.	125,200	11,425
Discover Financial Services	2,228,800	95,772
Synchrony Financial	2,243,000	44,389
		151,586
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	565,800	106,008
Insurance - 1.4%
American International Group, Inc.	1,218,000	30,974
The Travelers Companies, Inc.	484,600	49,046
		80,020

TOTAL FINANCIALS		1,411,899

HEALTH CARE - 10.7%
Health Care Equipment & Supplies - 0.4%
Envista Holdings Corp. (a)	1,036,500	20,181
Health Care Providers & Services - 8.3%
Anthem, Inc.	385,900	108,334
Cigna Corp.	567,600	111,125
CVS Health Corp.	1,322,100	81,375
UnitedHealth Group, Inc.	606,806	177,473
		478,307
Pharmaceuticals - 2.0%
Bayer AG	1,142,000	75,263
Bristol-Myers Squibb Co.	689,800	41,947
		117,210

TOTAL HEALTH CARE		615,698

INDUSTRIALS - 13.1%
Aerospace & Defense - 0.4%
The Boeing Co.	155,500	21,929
Air Freight & Logistics - 1.7%
FedEx Corp.	292,800	37,118
United Parcel Service, Inc. Class B	622,900	58,964
		96,082
Airlines - 0.2%
Delta Air Lines, Inc.	475,600	12,323
Electrical Equipment - 0.2%
AMETEK, Inc.	166,300	13,948
Industrial Conglomerates - 3.0%
General Electric Co.	25,362,100	172,462
Machinery - 5.1%
Allison Transmission Holdings, Inc.	896,002	32,561
Caterpillar, Inc.	202,600	23,579
Cummins, Inc.	474,000	77,499
Fortive Corp.	343,900	22,010
PACCAR, Inc.	1,117,400	77,358
Snap-On, Inc.	472,500	61,562
		294,569
Professional Services - 1.0%
Nielsen Holdings PLC	2,854,600	42,048
Robert Half International, Inc.	388,600	18,369
		60,417
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A (b)	1,063,884	39,555
Ryder System, Inc.	504,600	17,863
		57,418
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	891,510	26,460

TOTAL INDUSTRIALS		755,608

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 3.5%
Cisco Systems, Inc.	4,842,400	205,221
IT Services - 2.1%
Amdocs Ltd.	742,900	47,872
Cognizant Technology Solutions Corp. Class A	1,223,600	70,993
		118,865
Software - 4.5%
Microsoft Corp.	604,400	108,315
Oracle Corp.	1,604,700	85,001
SS&C Technologies Holdings, Inc.	1,184,400	65,332
		258,648
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	389,718	114,499
HP, Inc.	5,022,000	77,891
		192,390

TOTAL INFORMATION TECHNOLOGY		775,124

MATERIALS - 2.9%
Chemicals - 2.9%
DuPont de Nemours, Inc.	1,219,700	57,350
LyondellBasell Industries NV Class A	1,173,100	67,981
Valvoline, Inc.	1,639,900	28,190
W.R. Grace & Co.	272,200	12,856
		166,377
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
National Retail Properties, Inc.	458,200	14,956
Realty Income Corp.	218,000	11,973
Simon Property Group, Inc.	363,100	24,244
		51,173
TOTAL COMMON STOCKS
(Cost $6,160,640)		5,776,440

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.16% (c)	9,527,404	9,530
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	95,522,145	95,532
TOTAL MONEY MARKET FUNDS
(Cost $105,062)		105,062
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $6,265,702)		5,881,502
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(102,761)
NET ASSETS - 100%		$5,778,741

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$157
Fidelity Securities Lending Cash Central Fund	675
Total	$832

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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